Related party transactions - Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Related party transactions
Trade and other receivables	$ 63	$ 20
Gamegears Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables	26	13
Winchange Ltd | Vistrex Ltd
Related party transactions
Trade and other receivables	7	$ 7
GDEV Inc | Castcrown Ltd
Related party transactions
Trade and other receivables	$ 30